Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the consolidated accounts of the Company’s subsidiary and reflect all adjustments (all of which are normal recurring accruals) which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position, operating results, and cash flows for the periods. All intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. It is reasonably possible that market conditions could deteriorate, which could materially affect our consolidated financial position, results of operations and cash flows. Among other effects, such changes could result in the need to increase the amount of our allowance for credit losses and impair our foreclosed assets.

Operating Segments

Operating Segments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 280, Segment Reporting, requires that the Company report financial and descriptive information about reportable segments and how these segments were determined. We determine the allocation of resources and performance of business units based on operating income, net income and operating cash flows. Segments are identified and aggregated based on products sold or services provided. Based on these factors, we have determined that the Company’s operations are in two segments, commercial lending and the development of land parcels.

Revenue Recognition

Revenue Recognition

Interest income generally is recognized on an accrual basis. The accrual of interest is generally discontinued on all loans past due 90 days or more. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income, unless management believes that the accrued interest is recoverable through liquidation of collateral. Interest received on nonaccrual loans is applied against principal. Interest on accruing impaired loans is recognized if such loans do not meet the criteria for nonaccrual status. Our construction loans charge a fee on the amount that we commit to lend, which is amortized over the expected life of each of those loans.

The Company records revenue when control of the promised services is transferred to the customer, in an amount that reflects the consideration we expect to be entitled to receive in exchange for those products or services. Our performance obligations to customers are primarily satisfied over time as the services are performed and provided to the customer.

Advertising

Advertising

Advertising costs are expensed as incurred and are included in selling, general and administrative. Advertising expenses were $82 and $40 for the years ended December 31, 2024 and 2023, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

Management considers highly liquid investments with original maturities of three months or less to be cash equivalents. The Company maintains its cash account in a deposit account which, at times, may exceed federally insured limits. The Company monitors this bank account and does not expect to incur any losses from such an account.

Fair Value Measurements

Fair Value Measurements

The Company follows the guidance of FASB ASC 825, Financial Instruments (ASC 825), and FASB ASC 820, Fair Value Measurements (ASC 820). ASC 825 permits entities to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under this guidance, fair value measurements are not adjusted for transaction costs. This guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Loans Receivable

Loans Receivable

Loans are stated at the amount of unpaid principal, net of any allowances for credit losses, and adjusted for (1) the net unrecognized portion of direct costs and non-refundable loan fees associated with lending, and (2) deposits made by the borrowers used as collateral for a loan and due back to the builder at or prior to loan payoff. The net amount of non-refundable loan origination fees and direct costs associated with the lending process, including commitment fees, is deferred and accreted to interest income over the lives of the loans using a method that approximates the interest method.

A loan is classified as nonaccrual, and the accrual of interest on such loan is discontinued, when the contractual payment of principal or interest becomes 90 days past due. In addition, a loan may be placed on nonaccrual at any other time management has serious doubts about further collectability of principal or interest according to the contractual terms, even though the loan is currently performing. A loan may remain in accrual status if it is in the process of collection or well-secured (i.e., the loan has sufficient collateral value). Loans are restored to accrual status when the obligation becomes current or has been performed in accordance with the contractual terms for a reasonable period and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

A loan is individually evaluated for impairment when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Individually evaluated loans, or portions thereof, are charged off when deemed uncollectible. Once a loan is 90 days past due, management begins a workout plan with the borrower or commences its foreclosure process on the collateral.

Allowance for Credit Losses

Allowance for Credit Losses

Based on the Company’s size, complexity and historical data the aggregate method or loss-rate method was selected to estimate expected credit losses. An expected loss ratio is applied based on internal historical losses and originations. The aggregate method relies upon the performance of an entire segment of the loan portfolio to best represent the behavior of these specific segments over time. In addition, the modified open pool approach was used which utilizes our borrowers credit rankings for both construction and development loans. Internal risk-rating grades are assigned by the Company’s management based on an analysis of financial and collateral strength and other credit attributes underlying each loan. Loan grades are A, B and C and Unsecured for both construction and development loans where A and C define the highest and lowest scores, respectively. Unsecured loans in our portfolio do not hold underlying collateral.

Each loan pool is adjusted for qualitative factors not inherently considered in the quantitative analysis. The qualitative adjustments either increase or decrease the quantitative model estimation. We consider factors that are relevant within the qualitative framework which include the following: lending policy, changes in nature and volume of loans, staff experience, changes in volume and trends of non-performing loans, trends in underlying collateral values, quality of our loan review system and other economic conditions, including inflation.

The following is performed by the Company’s Production Loan Operations department to determine the loan grades included within our loan’s receivable portfolio:

Each is rated on a scale of 1-5. With 5 being the highest rating, equal weight is given based on cash (split between average balance and ending balance), credit, and experience.

POINTS-CASH

●	Average cash should be 2% of the borrower’s total approval limit = .83 POINTS
●	Ending cash balance should be 1% of their total approval limit = .83 POINTS

Bank statements received from the borrower are entered by the loan processors at the time of the initial application or annual credit renewal. The Company’s Loan Administration System (“LAS”) automatically calculates the grading points given for cash based on the borrower’s approval limits and calculated cash ending and average balances.

POINTS-CREDIT

●	630 or higher credit score = 1.66

Credit scores are entered into LAS by the loan processors at the time of the initial application or annual credit renewal. LAS automatically calculates the grading points given for credit scores based on the average of the scores entered for the reporting agencies TransUnion and Equifax for all guarantors.

POINTS-EXPERIENCE

●	Meets minimum experience requirement according to the application matrix = 1.66

At the time of the initial application, the loan processor and underwriter determine whether the applicant meets the minimum experience requirements and enters this information into LAS under the application processing checklist. LAS then determines, based on how the question is answered, how many points are allocated to this category.

At the time of each loan approval, the underwriter confirms the grade calculated by LAS prior to signing off on the loan approval.

POINTS

Points from the three categories are added to come up with their 1-5 rating. The grading scale is as follows:

●	Rating Score of 4+ = A
●	Rating Score of 2.49 – 3.9 = B
●	Rating Score below 2.49 = C

Once the grading is established or locked in at the time of origination the loan then is populated into the Historical Loan Loss Analysis report. This report populates each loan ranking at the time of origination and does not fluctuate.

Borrower’s credit rankings do change over time based on new information obtained when available.

The CECL calculation for credit loss is performed using the following for the quantitative portion of the analysis:

1.	Commitment value which is obtained when the loan originates;
2.	Historical Originations by Ranking Bucket which is the sum of the Commitment Value obtained when the loan is closed; and
3.	Losses by Ranking Bucket which are expensed for loans not within foreclosure since 2018.

The Loan Committee reviews ongoing activity regarding loans, to include discussion regarding any changes in the reserve and charge-offs. These meetings are documented within the related Board of Managers minutes.

Individually Evaluated Loans

Individually Evaluated Loans

A loan is individually evaluated when it is probable the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement.

Foreclosed Assets

Foreclosed Assets

When a foreclosed asset is acquired in the settlement of a loan, the asset is recorded at the as-is fair value minus expected selling costs establishing a new cost basis. The gain or loss is recorded on our consolidated statement of operations as non-interest income or expense. If the fair value of the asset declines, a write-down is recorded through non-interest expense. While the initial valuation is done on an as-is basis, subsequent values are based on our plan for the asset. Assets which are not going to be improved are still evaluated on an as-is basis. Assets we intend to improve, are improving, or have improved are appraised based on the to-be-completed value, minus reasonable selling costs, and we adjust the portion of the appraised value related to construction improvements for the percentage of the improvements which have not yet been made. Subsequently, if a foreclosed asset has an increase in fair value the increase may be recognized up to the cost basis which was determined at the foreclosure date.

Deferred Financing Costs, Net

Deferred Financing Costs, Net

Deferred financing costs consist of certain costs associated with financing activities related to the issuance of debt securities (deferred financing costs). These costs consist primarily of professional fees incurred related to the transactions. Deferred financing costs are amortized into interest expense over the life of the related debt. The deferred financing costs are reflected in a reduction in the unsecured notes offering liability.

Interest Capitalization

Interest Capitalization

The Company capitalizes interest costs incurred during the construction of qualifying assets, such as real estate development projects, when the construction period extends beyond one year and the expenditures for the asset are significant.

Interest is capitalized based on the weighted average cost of funds, which reflects the blended interest rate of the Company’s outstanding borrowings, including both specific project-related debt, if any, and general corporate borrowings. The weighted average interest rate is determined monthly or whenever there is a significant change in the Company’s debt structure. Capitalization of interest commences when expenditures for the asset have been made, activities necessary to prepare the asset for its intended use are in progress, and interest costs are being incurred. Capitalization ceases when the asset is substantially complete and ready for its intended use, or when construction activities are suspended for an extended period.

Interest expense that is not capitalized is recognized in the statement of operations as incurred.

For the year ended December 31, 2024 and 2023, the Company applied a COF rate of 11.48% and 11.28%, respectively, reflecting the estimated cost of internally funded capital.

Income Taxes

Income Taxes

The entities included in the consolidated financial statements are organized as pass-through entities under the Internal Revenue Code. As such, taxes are the responsibility of the members. Other significant taxes for which the Company is liable are recorded on an accrual basis.

The Company applies FASB ASC 740, Income Taxes (ASC 740). ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements and requires the evaluation of tax positions taken or expected to be taken while preparing the Company’s consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions with respect to income tax at the LLC level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the appropriate period. Management concluded that there are no uncertain tax positions that should be recognized in the consolidated financial statements.

The Company’s policy is to record interest and penalties related to taxes in interest expense on the consolidated statements of operations. There have been no significant interest or penalties assessed or paid.

Reclassifications	Reclassifications Certain reclassifications have been made to the prior period’s financial statements and disclosures to conform to the current period’s presentation.
Risks and Uncertainties

Risks and Uncertainties

The Company is subject to many of the risks common to the commercial lending and real estate industries, such as general economic conditions, decreases in home values, decreases in housing starts, increases in interest rates, and competition from other lenders. As of December 31, 2024, our loans were significantly concentrated in a suburb of Pittsburgh, Pennsylvania, so the housing starts and prices in that area are more significant to our business than other areas until and if more loans are created in other markets.

Concentration

Concentration

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of loans receivable. Our concentration risks for our top three customers listed by geographic real estate market are summarized in the table below:

	December 31, 2024		December 31, 2023
		Percent of		Percent of
	Borrower	Loan	Borrower	Loan
	City	Commitments	City	Commitments

Highest concentration risk	Pittsburgh, PA	20%	Pittsburgh, PA	29%
Second highest concentration risk	Orlando, FL	4%	Cape Coral, FL	7%
Third highest concentration risk	Greenville, SC	3%	Orlando, FL	6%

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Effective January 1, 2024, the Company adopted Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, issued by the Financial Accounting Standards Board (FASB) in November 2023. This update enhances segment reporting by requiring additional disclosures regarding significant segment expenses, the measures used to assess segment performance, and greater consistency in interim reporting. The Company’s segment disclosures include information on key segment revenues, significant expenses, and profitability measures used by management. The adoption of this standard did not impact the Company’s consolidated financial position, results of operations, or cash flows but has resulted in enhanced segment-level disclosures. Because the Company is presenting segment information for the first time, prior-period financial statements have not been restated, as no segment disclosures were previously provided. This guidance did not have a material impact on the Company’s consolidated financial statements.